Taxation	12 Months Ended
Dec. 31, 2024
Taxation
Taxation

13.Taxation

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

13.Taxation (Continued)

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in British Virgin Islands are not subject to tax on their income or capital gains.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. In March 2018, the Hong Kong Government introduced a two-tiered profit tax rate regime by enacting the Inland Revenue (Amendment) (No.3) Ordinance 2018 (the “Ordinance”). Under the two-tiered profits tax rate regime, the first HK dollar 2 million of assessable profits of qualifying corporations is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018-2019. According to the policy, if no election has been made, the whole of the taxpaying entity’s assessable profits will be chargeable to Profits Tax at the rate of 16.5% or 15%, as applicable. Because the preferential tax treatment is not elected by the Group, all the subsidiaries registered in Hong Kong are subject to income tax at a rate of 16.5%. Payments of dividends by the subsidiary to the Group are not subject to withholding tax in Hong Kong as the Group has no assessable profits during the years ended December 31, 2022, 2023 and 2024.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Effective January 1, 2008, the EIT Law in China unifies the enterprise income tax rate for the entities incorporated in China at 25% if they are not eligible for any preferential tax treatment.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25 % for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body “as” the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered as a resident enterprise for the PRC tax purposes for the years ended December 31, 2022, 2023 and 2024.

Withholding tax on undistributed dividends

The EIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise (“FIE”) to its immediate holding company outside China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5%. The Group did not record any dividend withholding tax, as the Group’s FIE, the PRC WFOE, has no retained earnings in any of the period presented.

13.Taxation (Continued)

Withholding tax on undistributed dividends (Continued)

The following table sets forth current and deferred portion of income tax expense of the Company’s China subsidiaries, overseas subsidiaries, VIEs, and subsidiaries of the VIEs:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expense/(benefit)	1,545	(11,431)	685
Deferred income tax expense/(benefit)	977	(2,470)	—
Income tax expense/(benefit)	2,522	(13,901)	685

Loss before income tax expense was attributable to the following geographic locations:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
PRC	175,801	45,305	12,778
Others	18,234	49,850	1,313
Total loss before income tax expense	194,035	95,155	14,091

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rates:

	For the years ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	(0.37)%	(0.14)%	—%
Tax effect of tax-exempt entities*	(0.53)%	0.83%	(2.33)%
Tax effect of expired net operating loss	(4.03)%	(14.00)%	(33.82)%
Tax effect of preferred tax rate	(1.47)%	(0.41)%	—%
Tax effect of R&D expense additional deduction	0.97%	0.48%	0.01%
Tax effect of non-deductible expenses	(0.54)%	(3.43)%	(0.07)%
Tax effect of deferred tax effect of tax rate change	1.44%	—%	—%
Non-deductible loss on disposal of subsidiaries	—%	(10.22)%	—%
Changes in unrecognized tax benefits	—%	12.95%	—%
Prior year true up	—%	(78.46)%	45.30%
Changes in valuation allowance	(21.77)%	82.01%	(38.93)%
Effective tax rate	(1.30)%	14.61%	(4.84)%
*	Tax-exempt entities represent entities that incorporated in the Cayman Islands for which the statutory tax rate is zero.

In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, as of December 31, 2024, the tax years from 2019 to 2023 of the Company’s PRC subsidiaries remain open to examination by the taxing jurisdictions. The Group had unrecognized tax benefits of RMB2,102 and RMB2,102 which were included in the income tax payable balance as of December 31, 2023 and 2024, respectively. The amount of unrecognized tax benefit that if recognized would affect the effective tax rate as of December 31, 2023 and 2024 was RMB2,102 and RMB2,102, respectively.

The Group recognizes interest expenses and penalty charges related to uncertain tax positions as necessary in the provision for income taxes. For the years ended December 31, 2022, 2023 and 2024, no interest expense or penalty was accrued in relation to the unrecognized tax benefit. The Group has a liability for accrued interest of nil and nil as of December 31, 2023 and 2024, respectively.

13.Taxation (Continued)

Withholding tax on undistributed dividends (Continued)

ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits. The Group record unrecognized tax benefits as liabilities in accordance with ASC 740 and adjust these liabilities when the Group’s judgment changes as a result of the evaluation of new information not previously available. However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. In such an event, the Group will record additional tax expense or tax benefit in the period in which such resolution occurs. Due to statute expiration, RMB2,102 is expected to reverse in the next year.

The following table sets forth changes in uncertain tax position:

	As of December 31,
	2023	2024
	RMB	RMB
Balance at beginning of the year	14,421	2,102
Lapse of statutes of limitations	(12,319)	—
Balance at end of the year	2,102	2,102

Deferred tax assets and deferred tax liabilities

The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Allowance for credit losses	240,368	241,766
Impairment of long-term investment	9,150	9,150
Impairment of long-lived assets	799	1,157
Operating lease liabilities	—	714
Net operating loss carry forwards	17,712	21,186
Guarantee liabilities	11	—
Accrued expense	2,000	2,000
Subtotal	270,040	275,973
Less: valuation allowance	(270,040)	(275,525)
Total deferred tax assets, net	—	448
Net off against deferred tax liabilities	—	(448)
Net deferred tax assets	—	—

Deferred tax liabilities:
Operating right-of-use assets	—	(448)
Total deferred tax liabilities	—	(448)
Net off against deferred tax assets	—	448
Net deferred tax liabilities	—	—

13.Taxation (Continued)

Deferred tax assets and deferred tax liabilities (Continued)

Changes in valuation allowance are as follows:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	367,071	407,053	270,040
Additions	51,823	11,159	15,177
Reversals	(9,586)	(89,197)	(9,692)
Decrease in disposal of subsidiaries*	(2,255)	(58,975)	—
Balance at end of the year	407,053	270,040	275,525
*

In May, 2022, the Group disposed of Pintec Australia Pty Ltd. and its subsidiaries, and valuation allowance decreased in the net amount of RMB2,255. In May 2023, the Group disposed of SCHL Group, and valuation allowance decreased in the net amount of RMB58,975.

The Group’s valuation allowance is considered on each individual subsidiary. The Group has recognized the valuation allowance against deferred tax assets as the Group believes that it is more likely than not that its deferred tax assets will not be realized considering the historical losses and it does not expect to generate sufficient taxable income in the near future.

For entities incorporated in Hong Kong, net loss can be carried forward indefinitely; for entities incorporated in PRC mainland, net loss can be carried forward for five years, and ten years for entities qualified as “high and new technology enterprise”. As of December 31, 2024, the Group had net operating loss carryforwards of approximately nil and RMB84,745 for entities incorporated in Hong Kong and PRC mainland, respectively. As of December 31, 2024, the net operating loss carryforwards from PRC will expire, if unused, from 2025 to 2029.